Lease Obligations (Details) - Schedule of future minimum lease payments - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Lease Obligations (Details) - Schedule of future minimum lease payments [Line Items]
2022	$ 345,474	$ 310,095
2023	338,028	323,001
2024	324,462	311,317
2025	135,740	150,365
2026
Total	$ 1,143,704	$ 1,094,778